Summary of significant accounting policies (Tables)	12 Months Ended
Jun. 30, 2018
Summary Of Significant Accounting Policies
Schedule of new accounting standards and amendments

The following standards and amendments have been issued by the IASB. Below we outline the standards and amendments that may potentially have an impact on the Group at the time of application.

Standards and amendments adopted by the Group

Standards and amendments	Description	Date of mandatory adoption for the Group in the year ended on
Cycle of annual improvements 2014-2016. IFRS 12 “Disclosure of Interests in other entities”.	Clarifies the standard scope.	06-30-2018
Amendments to IAS 7 "Disclosure initiative".	Establishes that the entity shall disclose information so that users of the Financial Statements may assess the changes in liabilities resulting from financing activities, including both cash and non-cash changes.	06-30-2018
Amendments to IAS 12 "Recognition of deferred tax assets for unrealized losses".	Clarifies the accounting of deferred income tax assets in the case of unrealized losses from debt instruments measured at fair value.	06-30-2018

he adoption of these standards and amendments has not had a material impact for the Group. See details of IAS 7 modifications in Note 21.

Standards and amendments not yet adopted by the Group

Standards and amendments	Description	Date of mandatory adoption for the Group in the year ended on
Amendments to IAS 40 "Transfers of Investment Properties"	Clarifies the conditions that should be met for an entity to transfer a property to, or from, investment properties.	06-30-2019
Cycle of annual improvements 2014-2016. IAS 28 “Investments in Associates and Joint ventures”.	Clarifies that the option to measure an associate or a joint venture at fair value for a qualifying entity is available upon initial recognition.	06-30-2019
IFRS 9 “Financial Instruments”.	Adds a new impairment model based on expected losses and introduces some minor amendments to the classification and measurement of financial assets.	06-30-2019
IFRS 15 “Revenues from contracts with customers”	Provides the new revenue recognition model derived from contracts with customers. The core principle underlying the model is satisfaction of performance obligations assumed with customers. Applies to all contracts with customers, except those covered by other IFRSs, such as leases, insurance and financial instruments contracts. The standard does not address recognition of interest or dividend income.	06-30-2019
Amendments to IFRS 2 "Share-based Payment".	The amendments clarify the scope of the standard in relation to (i) accounting of the effects that the concession consolidation conditions have on cash settled share-based payments, (ii) the Classification of the share-based payment transactions subject to net settlement, and (iii) accounting for the amendment of terms and conditions of the share-based payment transaction that reclassifies the transaction from cash settled to equity settled.	06-30-2019
IFRS 16 "Leases".	Will supersede IAS 17 currently in force (and associated interpretations) and its scope includes all leases, with two specific exceptions (low cost assets, leases and short-term leases). Under the new standard, lessees are required to account for leases under one single model in the balance sheet that is similar to the one used to account for financial leases under IAS 17. The accounting of the lessor has no significant changes.	06-30-2020

Schedule of financial position

Breakdown of the expected changes to the financial position of the Group due to the application of IFRS 9 and 15 are described below:

	Current statement of financial position	IFRS 15 impact	IFRS 9 impact	Adjusted statement of financial position
ASSETS
Non-current assets
Trading properties	6,020	(3,338)	-	2,682
Investments in associates and joint ventures	24,747	24	(19)	24,752
Deferred income tax assets	1,679	(95)	-	1,584
Trade and other receivables	9,129	497	(63)	9,563
Total non-current assets	251,336	(2,912)	(82)	248,342
Current assets
Trading properties	3,232	(734)	-	2,498
Trade and other receivables	17,208	292	(32)	17,468
Total current assets	102,434	(442)	(32)	101,960
TOTAL ASSETS	353,770	(3,354)	(114)	350,302
SHAREHOLDERS’ EQUITY
Shareholders' equity attributable to equity holders of the parent
Retained earnings	20,925	127	(453)	20,599
Non-controlling interest	54,396	126	(473)	54,049
TOTAL SHAREHOLDERS’ EQUITY	75,321	253	(926)	74,648
LIABILITIES
Non-current liabilities
Trade and other payables	3,577	(1,647)	-	1,930
Borrowings	187,462	-	1,025	188,487
Deferred income tax liabilities	26,563	(43)	(268)	26,252
Total non-current liabilities	221,395	(1,690)	757	220,462
Current liabilities
Trade and other payables	17,892	(1,925)	-	15,967
Borrowings	32,083	-	55	32,138
Income tax and MPIT liabilities	595	8	-	603
Total current liabilities	57,054	(1,917)	55	55,192
TOTAL LIABILITIES	278,449	(3,607)	812	275,654
TOTAL SHAREHOLDERS’ EQUITY AND LIABILITIES	353,770	(3,354)	(114)	350,302

Schedule of agricultural business

The Group conducts its business through several operating and investment companies, the principal are listed below:

Agricultural Business

			% of ownership interest held by the Group
Name of the entity	Country	Principal activity	06.30.18	06.30.17	06.30.16
Cresud's direct equity interest in:
Brasilagro-CompanhIa Brasileira de Propriedades Agrícolas (1)	Brazil	Agricultural	43.29%	43.43%	42.18%
Sociedad Anónima Carnes Pampeanas S.A. (2)	Argentina	Agro-industrial	100.00%	100.00%	100.00%
Futuros y Opciones.Com S.A.	Argentina	Brokerage	50.10%	59.59%	59.59%
Helmir S.A.	Uruguay	Investment	100.00%	100.00%	100.00%
IRSA Inversiones y Representaciones Sociedad Anónima (2)	Argentina	Real estate	63.74%	63.76%	63.77%
Agropecuaria Santa Cruz S.A.	Uruguay	Investment	100.00%	100.00%	100.00%

Brasilagro's direct equity interest in:
Araucária Ltda.	Brazil	Agricultural	99.99%	99.99%	99.99%
Cajueiro Ltda.	Brazil	Agricultural	99.99%	99.99%	99.99%
Ceibo Ltda.	Brazil	Agricultural	99.99%	99.99%	99.99%
Cremaq Ltda.	Brazil	Agricultural	99.99%	99.99%	99.99%
Engenho de Maracajú Ltda.	Brazil	Agricultural	99.99%	99.99%	99.99%
Flamboyant Ltda.	Brazil	Agricultural	99.99%	99.99%	99.99%
Jaborandi Agr’cola Ltda.	Brazil	Agricultural	99.99%	99.99%	99.99%
Jaborandi Propriedades Agr’colas S.A.	Brazil	Agricultural	99.99%	99.99%	99.99%
Mogno Ltda.	Brazil	Agricultural	99.99%	99.99%	99.99%
Palmeiras S.A.	Brazil	Agricultural	99.99%	-	-
Agropecuaria Morot’ S.A.	Brazil	Agricultural	99.99%	-	-
Futuros y Opciones.Com. S.A.'s direct equity interest in:
Amauta Agro S.A. (3)	Argentina	Brokerage	98.57%	98.57%	98.57%
FyO Acopio S.A. (3)	Argentina	Warehousing and brokerage	98.57%	98.57%	98.57%
FyO Chile SPA	Chile	Brokerage	100.00%	100.00%	-
Agropecuaria Santa Cruz S.A.'s direct equity interest in:
Agropecuaria Acres del Sud S.A. (2)	Bolivia	Agricultural	100.00%	100.00%	100.00%
Ombú Agropecuaria S.A.	Bolivia	Agricultural	100.00%	100.00%	100.00%
Yatay Agropecuaria S.A.	Bolivia	Agricultural	100.00%	100.00%	100.00%
Yuchán Agropecuaria S.A. (2)	Bolivia	Agricultural	100.00%	100.00%	100.00%
Sedelor S.A.	Uruguay	Investment	100.00%	100.00%	100.00%
Codalis S.A.	Uruguay	Investment	100.00%	100.00%	100.00%
Alafox S.A.	Uruguay	Investment	100.00%	100.00%	100.00%

(1)The Group exercises “de facto control” over Brasilagro as a result of (i) the percentage and concentration of voting rights of the Group and the absence of other shareholders with significant voting rights, (ii) the absence of a voting agreement among the other shareholders to vote together as a group, (iii) the record of attendance to Shareholders’ Meetings and the record of votes casted by the other shareholders; and (iv) the effective control exercised by the Group to direct Brasilagro’s relevant activities through its seat in the Board of Directors. See Note 7 for further information regarding to Brasilagro.

(2)Includes interest indirectly held through Helmir.

(3)Includes interest directly held through Cresud.

Schedule of urban properties and investments business

Urban Properties and Investments Business

			% of ownership interest held by the Group
Name of the entity	Country	Principal activity	06.30.18	06.30.17	06.30.16
IRSA's direct equity interest:
IRSA CP (1)	Argentina	Real estate	86.34%	94.61%	94.61%
E-Commerce Latina S.A.	Argentina	Investment	100.00%	100.00%	100.00%
Efanur S.A.	Uruguay	Investment	100.00%	100.00%	100.00%
Hoteles Argentinos S.A.	Argentina	Hotel	80.00%	80.00%	80.00%
Inversora Bolívar S.A.	Argentina	Investment	100.00%	100.00%	100.00%
Llao Llao Resorts S.A. (2)	Argentina	Hotel	50.00%	50.00%	50.00%
Nuevas Fronteras S.A.	Argentina	Hotel	76.34%	76.34%	76.34%
Palermo Invest S.A.	Argentina	Investment	100.00%	100.00%	100.00%
Ritelco S.A.	Uruguay	Investment	100.00%	100.00%	100.00%
Tyrus S.A.	Uruguay	Investment	100.00%	100.00%	100.00%
UT IRSA y Galerías Pacífico S.A. (2) (6)	Argentina	Investment	50.00%	50.00%	-

			% of ownership interest held by the Group
Name of the entity	Country	Principal activity	06.30.18	06.30.17	06.30.16
IRSA CP's direct equity interest in:
Arcos del Gourmet S.A.	Argentina	Real estate	90.00%	90.00%	90.00%
Emprendimiento Recoleta S.A.	Argentina	Real estate	53.68%	53.68%	53.68%
Fibesa S.A. (3)	Argentina	Real estate	100.00%	100.00%	100.00%
Panamerican Mall S.A.	Argentina	Real estate	80.00%	80.00%	80.00%
Shopping Neuquén S.A.	Argentina	Real estate	99.92%	99.92%	99.14%
Torodur S.A.	Uruguay	Investment	100.00%	100.00%	100.00%
EHSA	Argentina	Investment	70.00%	70.00%	-
Centro de Entretenimiento La Plata (6)	Argentina	Real estate	100.00%	-	-
Tyrus S.A.'s direct equity interest in:
DFL (4)	Bermudas	Investment	91.57%	91.57%	91.57%
I Madison LLC	United States	Investment	-	100.00%	100.00%
IRSA Development LP	United States	Investment	-	100.00%	100.00%
IRSA International LLC	United States	Investment	100.00%	100.00%	100.00%
Jiwin S.A.	Uruguay	Investment	100.00%	100.00%	100.00%
Liveck S.A.	Uruguay	Investment	100.00%	100.00%	100.00%
Real Estate Investment Group IV LP (REIG IV)	Bermudas	Investment	-	100.00%	100.00%
Real Estate Investment Group V LP (REIG V)	Bermudas	Investment	100.00%	100.00%	100.00%
Real Estate Strategies LLC	United States	Investment	100.00%	100.00%	100.00%
Efanur S.A.'s direct equity interest in:
Real Estate Investment Group VII LP (REIG VII)	Bermudas	Investment	100.00%	-	-
DFL's direct equity interest in:
IDB Development Corporation Ltd.	Israel	Investment	100.00%	68.28%	68.28%
Dolphin IL Investment Ltd.	Israel	Investment	100.00%	-	-
DIL's direct equity interest in:
Discount Investment Corporation Ltd. (4)	Israel	Investment	76.57%	77.25%	76.43%
IDBD's direct equity interest in:		Investment
IDB Tourism (2009) Ltd.	Israel	Tourism services	100.00%	100.00%	100.00%
IDB Group Investment Inc	Israel	Investment	100.00%	100.00%	100.00%
DIC's direct equity interest in:
Property& Building Corporation Ltd.	Israel	Real estate	64.40%	64.40%	76.45%
Shufersal Ltd. (7)	Israel	Retail	-	54.19%	52.95%
Cellcom Israel Ltd. (5)	Israel	Telecommunications	43.14%	42.26%	41.77%
Elron Electronic Industries Ltd.	Israel	Investment	50.30%	50.30%	50.30%
Bartan Holdings and Investments Ltd.	Israel	Investment	55.68%	55.68%	55.68%
Epsilon Investment House Ltd.	Israel	Investment	68.75%	68.75%	68.75%

(1)Includes interest held through E-Commerce Latina S.A. and Tyrus S.A.

(2)The Group has consolidated the investment in Llao Llao Resorts S.A. and UT IRSA and Galerías Pacífico considering its equity interest and a shareholder agreement that confers it majority of votes in the decision making process.

(3)Includes interest held through Ritelco S.A. and Torodur S.A.

(4)Includes Tyrus' equity interest. Until the present financial year, the participation was through Tyrus S.A. and IDBD.

(5)DIC considers it exercises effective control over Cellcom because DIC is the group with the higher percentage of votes vis-à-vis other shareholders, with a stake of 46.16%, also taking into account the historic voting performance in the Shareholders’ Meetings, as well as the evaluation of the holdings of the remaining shareholders, which are highly atomized.

(6)Corresponds to acquisitions and constitutions of new entities considered not material as a whole.

(7)Control was lost in June 30, 2018 (see Note 4.(l)).

Except for the aforementioned items, the percentage of votes does not differ from the stake.

Schedule of useful life

The remaining useful life as of June 30, 2018 is as follows:

Buildings and facilities	Between 5 and 50 years
Machinery and equipment	Between 3 and 24 years
Communication networks	Between 4 and 20 years
Others	Between 3 and 25 years